Organization and Business Operations (Details) - USD ($)			11 Months Ended
		Jun. 16, 2025	Dec. 31, 2025	Dec. 31, 2025
Organization and Business Operations (Details) [Line Items]
Inception date			Feb. 10, 2025
Transaction costs amount			$ 13,262,661
Cash underwriting fee			4,025,000
Deferred underwriting fee			7,043,750
Issuance of representative shares amount			1,750,000
Other offering costs			$ 443,911	$ 443,911
Minimum percentage of initial business combination fair market value of net assets held in trust account			80.00%
Minimum percentage of ownership required to complete business combination			50.00%
Gross proceeds			$ 201,250,000
Percentage of redeem public shares		100.00%	100.00%
Deposit amount per public shares			$ 10.21	$ 10.21
Maximum interest to pay dissolution expenses			$ 100,000
Cash and cash equivalents			560,813	$ 560,813
Working capital deficit			$ 415,809
Sponsor agreed to loan amount	[1]			$ 25,000
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Purchase of private placement units			391,000	391,000
Sponsor agreed to loan amount			$ 25,000
Roberts & Ryan [Member]
Organization and Business Operations (Details) [Line Items]
Purchase of private placement units			201,250	201,250
Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value			$ 0.0001	$ 0.0001
Common Class A [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value		$ 0.0001	0.0001	0.0001
Common Class A [Member] | Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value			0.0001	0.0001
Series A Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value			0.0001	0.0001
Series B Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value			0.0001	0.0001
Class B Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value			0.0001	0.0001
Class B Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Ordinary shares, par value			$ 0.0001	0.0001
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement		20,125,000	592,250
Proposed public offering of per units			$ 10	10
Proposed public offering of units			5,922,500
Sale of units per share		$ 10
Public per share			$ 10	10
Share price			$ 10	10
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement		2,625,000
Gross proceeds		$ 201,250,000
Sale of units per share		$ 10
Over-Allotment Option [Member] | Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement		10
Sponsor agreed to purchase shares		2,625,000
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement			5,922,500
Sponsor agreed to purchase shares			592,250
Sponsor agreed to purchase share		$ 201,250,000
Proposed public offering of units			592,250
Sale of units per share			$ 10	$ 10
Private Placement [Member] | Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units in private placement			592,250

[1]	In May 2025, the Company effected a share capitalization pursuant to which the Company issued an additional 1,009,988 Founder Shares resulting in an aggregate of 7,069,913 Founder Shares outstanding to the Sponsor. All share and per share amounts have been retroactively restated to reflect the share capitalization.